CONCENTRATION OF CREDIT RISK	12 Months Ended
Oct. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

3.         CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject us to concentrations of credit risk consist principally of accounts receivable.  Management reviews our accounts receivable and other receivables for potential doubtful accounts and maintains an allowance for estimated uncollectible amounts.     Our policy is to write-off uncollectable amounts at the time it is determined that collection will not occur.  One licensee accounted for 90% of revenue during fiscal year 2013 and 100% of accounts receivable at October 31, 2013.  During fiscal year 2012, one licensee accounted for 100% of revenue.